SCHEDULE 1-CONDENSED BALANCE SHEETS	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
SCHEDULE 1-CONDENSED BALANCE SHEETS

9F INC.

SCHEDULE 1-CONDENSED BALANCE SHEETS

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data)

	December 31,	December 31,	December 31,
	2021	2022	2022
	RMB	RMB	US$
Assets:
Cash and cash equivalents	568,973	411,047	59,596
Amounts due from subsidiaries and VIEs	1,368,526	1,444,870	209,486
Other receivables	1,912	—	—
Prepaid expenses and other assets	1,993	—	—
Investments in subsidiaries and VIEs	2,481,330	1,912,666	277,312
Total assets	4,422,734	3,768,583	546,394
Liabilities:
Accrued expense and other liability	290,808	112,384	16,294
Amounts due to subsidiaries and VIEs	38	—	—
Total liabilities	290,846	112,384	16,294
Shareholders’ Equity:
Class A ordinary shares (US$0.00001 par value; 460,000,000 shares authorized; 170,161,275 and 174,304,260 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	1	1	—
Class B ordinary shares (US$0.00001 par value; 200,000,000 shares authorized; 61,162,400 and 61,162,400 shares issued and outstanding as of December 31, 2021 and 2022, respectively)	1	1	—
Additional paid-in capital	5,780,609	5,786,068	838,901
Retained earnings (deficit)	(1,591,305)	(2,220,859)	(321,994)
Accumulated other comprehensive income	(55107)	90,988	13,239
Total shareholders’ equity	4,131,888	3,656,199	530,099
Total liabilities and shareholders’ equity	4,422,734	3,768,583	546,393

9F INC.

SCHEDULE 1-CONDENSED STATEMENTS OF OPERATIONS

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Equity in loss of subsidiaries and VIEs	(1,855,047)	(150,814)	(540,947)	(78,433)
Operating costs and expenses	(333,427)	(89,245)	(54,329)	(7,877)
Provision for contract assets and receivables	—	—	—	—
Interest income	12,183	5,151	535	78
Impairment loss of investments	(97,892)	—	—	—
Other income, net	15,288	—	—	—
Net income (loss)	(2,258,895)	(234,908)	(594,741)	(86,232)
Net loss per ordinary share
Basic and diluted	(227.49)	(1.10)	(2.55)	(0.37)
Weighted average number of ordinary shares
Basic and diluted	9,929,844	213,635,470	233,216,045	233,216,045

9F INC.

SCHEDULE 1 - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Net income (loss)	(2,258,895)	(234,908)	(594,741)	(86,232)
Other comprehensive income
Foreign currency translation adjustments	(97,245)	(48,154)	146,098	21,182
Unrealized gains (losses) on available-for-sale investments	—	—	—	—
Comprehensive Income (Loss)	(2,356,140)	(283,062)	(448,643)	(65,050)

9F INC.

SCHEDULE 1 - CONDENSED STATEMENTS of CASH FLOW

(PARENT COMPANY ONLY)

(Amounts in thousands except for number of shares and per share data)

	Year ended	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Cash Flows from Operating Activities:
Net income (loss)	(2,258,895)	(234,908)	(594,741)	(86,232)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:	—	—	—	—
Equity in earnings (loss) of subsidiaries and VIEs	1,855,047	150,814	528,114	76,572
Share-based compensation expense	290,630	52,338	5,459	791
Impairment loss of equity securities without readily determinable fair value	97,892	—	—	—
Changes in operating assets and liabilities:	—	—	—	—
Other receivables	—	(1,259)	1,912	277
Prepaid expenses and other assets	6,667	87	1,993	289
Accrued expense and other liabilities	5,901	282,124	(178,424)	(25,869)
Amounts due to subsidiaries and VIEs	(147)	(1)	(38)	(6)
Amounts due from subsidiaries and VIEs	45,654	(476,054)	(76,344)	(11,069)
Net cash provided by (used in) operating activities	42,749	(226,859)	(312,069)	(45,247)
Cash Flows from Investing Activities:
Investment in subsidiaries	18,774	—	—	—
Loan to related parties	(97,514)	—	—	—
Disposal of long-term investments	—	33,130	99,465	14,421
Net cash provided by (used in) investing activities	(78,740)	33,130	99,465	14,421
Cash Flows from Financing Activities:
Proceeds from exercise of share options	—	433	—	—
Net cash provided by financing activities	—	433	—	—
Effect of exchange rate changes	(1)	(15,828)	41,845	6,068
Net increase (decrease) in cash and cash equivalents	(35,992)	(209,124)	(170,759)	(24,758)
Cash and cash equivalents at beginning of year	814,089	778,097	568,973	82,493
Cash and cash equivalents at end of year	778,097	568,973	398,214	57,735

9F INC.

SCHEDULE 1— NOTES TO CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(PARENT COMPANY ONLY)

1.	Schedule I has been provided pursuant to the requirements of Rule 12-04 and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.	The condensed financial information of 9F Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries, VIE and the VIEs subsidiaries.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Group. No dividends were paid by the Group’s subsidiaries and VIEs to the parent company in 2020, 2021 and 2022

4.	As of December 31, 2022, there were no material contingencies, significant provisions of long-term obligations, guarantees of the Group, except for those which have been separately disclosed in the Consolidated Financial Statements, if any.